Fair Value Measurements - Summary of Company's Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Money Market Funds [Member] - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets – Assets Held in Trust Account	$ 276,008,777	$ 276,002,496
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets – Assets Held in Trust Account	$ 276,008,777	$ 276,002,496	$ 0